SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of options, beginning balance	84,583	37,917	39,003
Weighted average exercise price,beginning balance	$ 13.26	$ 19.51	$ 18.75
Cancelled	(8,334)	(8,334)	(1,086)
Weighted average exercise price, cancelled	$ 17.34	$ 17.34	$ 23.70
Granted	55,000	55,000	0
Weighted average exercise price, granted	$ 10.51	$ 10.51
Number of options, ending balance	84,583	84,583	37,917
Weighted average exercise price, ending balance	$ 13.26	$ 13.26	$ 19.51
Exercisable	83,333	83,333
Weighted average exercise price, exercisable	$ 13.61	$ 13.42